Exhibit 99
Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Additional information about the structure, cash flows, defined terms and parties for each publicly registered series of asset-backed securities covered in this report can be found in the applicable prospectus supplement for such series, available on the SEC website (http://www.sec.gov) under registration number 333-148505 or 333-171922, as applicable, and at http://credit.ford.com/investor-center/institutional-investments, located under "Prospectuses" in the "Ford Credit Floorplan Master Owner Trust A" Section.

Contents	Pages
Trust Summary	1 - 7
Series 2010-5 Summary	8 - 10
Series 2011-1 Summary	11 - 13
Series 2011-2 Summary	14 - 16
Series 2012-1 Summary	27 - 19
Series 2012-2 Summary	20 - 22
Series 2012-4 Summary	23 - 25
Series 2012-5 Summary	26 - 28
Series 2013-1 Summary	29 - 31

Trust Summary

I. Principal Receivables
Trust Total
A. Beginning Adjusted Pool Balance	$15,754,696,226.59

B. Principal Collections	$7,259,155,996.98
C. Principal Adjustments	$82,951,577.63
D. Principal Reduction - Redesignated Accounts	$653,571.32
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$6,927,940,034.13
G. Principal Increase - Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$15,339,875,114.79

Monthly Principal Payment Rate	46.08%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

II. Interest Collections					Trust Total

Gross Interest Collections					$72,504,621.67
Interest Adjustments					$0.00
Recoveries					$0.00
Interest Earned on Collection Account					$5,679.19
Interest Earned on Excess Funding Account					$0.00
Interest Earned on Backup Servicer Reserve Account					$9.94

Interest Collections					$72,510,310.80

Memo: Monthly Yield					5.52%

III. Principal Collections
					Trust Total
Principal Collections					$7,259,155,996.98

IV. Series Balances

Series	Beg of Period Adjusted Invested Amount	Increase/(Decrease)	End of Period Adjusted Invested Amount	Increase/(Decrease)	Payment Date Adjusted Invested Amount
2006-1	$1,200,000,000.00	$(700,000,000.00)	$500,000,000.00	$(500,000,000.00)	$0.00
2010-2	$250,000,000.00	$0.00	$250,000,000.00	$0.00	$250,000,000.00
2010-3	$1,133,803,000.00	$0.00	$1,133,803,000.00	$0.00	$1,133,803,000.00
2010-4	$0.00	$0.00	$0.00	$0.00	$0.00
2010-5	$586,666,000.00	$0.00	$586,666,000.00	$0.00	$586,666,000.00
2011-1	$880,000,000.00	$0.00	$880,000,000.00	$0.00	$880,000,000.00
2011-2	$1,092,811,000.00	$0.00	$1,092,811,000.00	$0.00	$1,092,811,000.00
2012-1	$1,552,941,000.00	$0.00	$1,552,941,000.00	$0.00	$1,552,941,000.00
2012-2	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2012-3	$100,000,000.00	$0.00	$100,000,000.00	$(100,000,000.00)	$0.00
2012-4	$1,351,633,000.00	$0.00	$1,351,633,000.00	$0.00	$1,351,633,000.00
2012-5	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2013-1	$1,725,490,000.00	$0.00	$1,725,490,000.00	$0.00	$1,725,490,000.00
2013-2	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00

Depositors Amt.	$4,185,926,226.59		$4,471,105,114.79
Total	$15,754,696,226.59		$15,339,875,114.79

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

V. Principal and Interest Allocations

Series	Floating Investor Percentage	Investor Principal Collections	Investor Interest Collections
2006-1	5.32%	$386,445,050.86	$3,860,125.17
2010-2	1.59%	$115,190,351.70	$1,150,614.23
2010-3	7.20%	$522,412,665.31	$5,218,279.47
2010-4	0.00%	$0.00	$0.00
2010-5	3.72%	$270,313,051.48	$2,700,105.00
2011-1	5.59%	$405,470,037.98	$4,050,162.10
2011-2	6.94%	$503,525,133.72	$5,029,615.56
2012-1	9.86%	$715,535,279.83	$7,147,344.06
2012-2	4.75%	$344,517,293.76	$3,441,316.88
2012-3	0.63%	$46,076,140.68	$460,245.69
2012-4	8.58%	$622,780,322.55	$6,220,832.67
2012-5	4.75%	$344,517,293.76	$3,441,316.88
2013-1	10.95%	$795,039,199.81	$7,941,493.41
2013-2	1.27%	$92,152,281.36	$920,491.39

Depositors Amt.	28.86%	$2,095,181,894.19	$20,928,368.31

Memo	100.00%	$7,259,155,996.98	$72,510,310.80
Excess Depositor Percentage			15.95%
Excess Depositor Collection		$1,158,032,284.59	$11,567,361.40
Depositor Servicing Fee			$3,789,347.12
Depositor Backup Servicing fee			$34,104.12

VI. Redesignated Accounts - Reassigned
			Trust Total
Principal Reduction - Receivables relating to accounts (including Performance Impaired Accounts) that were reassigned by the Issuer to the Depositors			$653,571.32

VII. Excess Funding Account/Backup Servicer Reserve Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Backup Servicer Reserve Account	$200,000.00

Memo
Excess Funding Account as a pct. of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VIII. Non-Conforming Receivables
Trust Total
Ineligible Receivables	$25,071,530.04
Dealer Overconcentration	$0.00
Manufacturer Overconcentration (>6% of pool balance) a\	$0.00
Manufacturer Overconcentration (2% to 6% of pool balance) b\	$0.00
Used Vehicle Overconcentration c\	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$25,071,530.04

Memo
Principal Receivables relating to Vehicles on Used Lines.	$593,055,598.08
Principal Receivables relating to Vehicles on Used Lines as a pct. of Pool Bal.	3.87%
Principal Receivables relating to AutoNation	$547,361,013.66
Principal Receivables relating to AutoNation as a pct. of Pool Bal.	3.57%
Principal Receivables relating to Development Dealers	$44,358,700.68
Principal Receivables relating to Development Dealers as a pct. of Pool Bal.	0.29%
Principal Receivables relating to Fleet	$203,908,997.83
Principal Receivables relating to Fleet as a pct. of Pool Bal.	1.33%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$82,414,429.03
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a pct. of Pool Bal.	0.54%
Principal Receivables relating to Program Vehicles d\	$611,817,951.04
Principal Receivables relating to Program Vehicles as pct of Pool Bal.	3.99%

a\ Non-Conforming Receivables Amount for Series with a 6% Manufacturer Overconcentration Threshold (Series 2010-2, 2010-3)
b\ Non-Conforming Receivables Amount for Series with a 2% Manufacturer Overconcentration Threshold (Series 2006-1, 2010-4, 2010-5, 2011-1, 2011-2, 2012-1, 2012-2,2012-3, 2012-4, 2012-5, 2013-1 and 2013-2)

c\ Includes receivables related to vehicles on Used Lines and Program Lines
d\ Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IX. Subordination and Depositor Amount as of Determination Date

	Subordinated Pct. a/	Subordinated Pct. times (Adj. Invested Amount minus EFA)	Incremental Subordinated Amount	Required Subordinated Amount
Series		(A)	(B)	(A + B)
2006-1	33.33%	$0.00	$0.00	$0.00
2010-2	24.22%	$60,559,006.21	$512,656.54	$61,071,662.75
2010-3	24.22%	$274,647,931.68	$2,325,006.10	$276,972,937.78
2010-4	18.34%	$0.00	$0.00	$0.00
2010-5	13.64%	$79,999,909.09	$1,100,501.46	$81,100,410.55
2011-1	13.64%	$120,000,000.00	$1,650,754.06	$121,650,754.06
2011-2	13.64%	$149,019,681.82	$2,049,957.04	$151,069,638.86
2012-1	13.64%	$211,764,681.82	$2,913,095.07	$214,677,776.89
2012-2	13.64%	$101,960,863.64	$1,402,602.58	$103,363,466.22
2012-3	33.33%	$0.00	$0.00	$0.00
2012-4	13.64%	$184,313,590.91	$2,535,470.08	$186,849,060.99
2012-5	13.64%	$101,960,863.64	$1,402,602.58	$103,363,466.22
2013-1	13.64%	$235,294,090.91	$3,236,772.31	$238,530,863.22
2013-2	30.72%	$61,437,908.50	$431,569.69	$61,869,478.19

	Required Subordinated Amount	Required Pool Pct. minus 100% times Initial Invested Amount	Required Depositor Amount as of Determination Date
Series	(C)	(D)	(C + D)
2006-1	$0.00	$0.00	$0.00
2010-2	$61,071,662.75	$0.00	$61,071,662.75
2010-3	$276,972,937.78	$0.00	$276,972,937.78
2010-4	$0.00	$0.00	$0.00
2010-5	$81,100,410.55	$0.00	$81,100,410.55
2011-1	$121,650,754.06	$0.00	$121,650,754.06
2011-2	$151,069,638.86	$0.00	$151,069,638.86
2012-1	$214,677,776.89	$0.00	$214,677,776.89
2012-2	$103,363,466.22	$0.00	$103,363,466.22
2012-3	$0.00	$0.00	$0.00
2012-4	$186,849,060.99	$0.00	$186,849,060.99
2012-5	$103,363,466.22	$0.00	$103,363,466.22
2013-1	$238,530,863.22	$0.00	$238,530,863.22
2013-2	$61,869,478.19	$0.00	$61,869,478.19
Required Depositor Amount			$1,600,519,515.73
Depositor Amount			$4,919,155,686.46

Memo: Determination Date Pool Balance				$15,187,925,686.46

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

X. Redesignation Notice

Notice is hereby given, pursuant to Section 2.7(b)(1) of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Account and the reassignment of the Receivables and Related Security arising in connection with such Accounts occurred on the Redesignation date of June 1, 2013 and a Redesignated Account Schedule has been delivered to the Owner Trustee and the indenture Trustee in accordance with the Sale and Servicing Agreements

Depositor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X

XI. Early Amortization Declarations
		Yes	No
1. Breach of covenants or agreements made in the TSA, Indent. or Supp. and uncured for 60 days			X
2. Failure to make any req. pmt. or deposit under TSA, Indent. or Supp. and uncured for 5 bus. days			X
3. Breach of any rep. or warranty made in the TSA, Indent. or Supp. and uncured for 60 days			X
4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford			X
5. FCFMOTA is an investment company within the meaning of the ICA of 1940			X
6. Failure of FCF Corp or FCF LLC to convey Receiv. pursuant to the TSA and uncured for 10 days			X
7. Available Sub. Amt. is less than the Required Sub. Amt. and uncured for 5 days			X
8. Servicer default or an event of default with respect to the outstanding notes has occurred			X
9. Average monthly payment rate for the past three periods is less than 21%			X
10. Excess Funding Acct. Bal. exceeds 30% of Outstanding Series Adj. Inv. Amts. for 3 periods			X

Memo
Additional statistical information regarding Ford Credit's U.S. Dealer Floorplan portfolio and the Trust's portfolio for the most recently available quarter can be found on Ford Credit's website at http://credit.ford.com/investor-center/institutional-investments, located under "Other Documents" in the "Ford Credit Floorplan Master Owner Trust A" section.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

XII. Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

Servicer Certification
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2010-5 Summary

I. Origination Information

Date of Origination					October 6, 2010
Expected Final Payment Date					September 15, 2013
Final Maturity Date					September 15, 2015

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$350,000,000.00	$150,000,000.00	$13,333,000.00	$50,000,000.00	$23,333,000.00
Note Interest rate	1.50%	One Month LIBOR plus 0.70% per year	1.82%	2.07%	2.41%

Total Original Principal Outstanding		$586,666,000.00

II. Series Allocations

Current Floating Investor Percentage					3.72375317%
Investor Principal Collections					$270,313,051.48
Principal Default Amounts					$0.00
Investor Interest Collections					$2,700,105.00

III. Collections

Interest
Investor Interest Collections					$2,700,105.00
Reserve Fund Investment Proceeds					$291.20
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$200,142.13

Available Investor Interest Collections					$2,900,538.33
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,900,538.33

Principal
Investor Principal Collections					$270,313,051.48
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$270,313,051.48

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$350,000,000.00	$150,000,000.00	$13,333,000.00
Note Interest Rate	1.50000%	N/A	1.82000%
LIBOR Rate	N/A	0.19920%	N/A
Spread	N/A	0.70000%	N/A

Days in Interest Period	30	33	30
Monthly Interest	$437,500.00	$123,640.00	$20,221.72

	Class C Notes	Class D Notes
Original Principal Outstanding	$50,000,000.00	$23,333,000.00
Note Interest Rate	2.07000%	2.41000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$86,250.00	$46,860.44

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,900,538.33

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$561,140.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$20,221.72
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$86,250.00
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$46,860.44
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$6,185.21
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$1,466,665.00
(12) Servicing Fees due Ford Credit			$687,245.25
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$124.85
(17) Remainder released to holders of Depositor Interest			$25,845.86

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections			$270,313,051.48
Deposit to Principal Funding Account			$0.00
Shared with other series in Principal Sharing Group One			$0.00
Remainder released to holders of Depositor Interest			$270,313,051.48

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,100,501.46
Required Subordinated Amount	$81,100,410.55
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2010-5	$81,100,410.55

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.12
Total Amount Distributed Class A	$1.12

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.52
Total Amount Distributed Class B	$1.52

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.73
Total Amount Distributed Class C	$1.73

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.01
Total Amount Distributed Class D	$2.01

IX. Reserve Fund

Beginning of Collection Period Balance	$5,866,660.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,866,660.00
Increases/(Decreases)	$0.00
Payment Date Balance	$5,866,660.00

X. Memo Items

Excess Funding Amount 2010-5	$0.00
Accumulation Period Reserve Account Balance	$1,466,665.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2011-1 Summary

I. Origination Information

Date of Origination					February 24, 2011
Expected Final Payment Date					February 15, 2014
Final Maturity Date					February 15, 2016

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$375,000,000.00	$375,000,000.00	$20,000,000.00	$75,000,000.00	$35,000,000.00
Note Interest rate	2.12%	One Month LIBOR plus 0.60% per year	2.41%	2.61%	2.96%

Total Original Principal Outstanding		$880,000,000.00

II. Series Allocations

Current Floating Investor Percentage					5.58563610%
Investor Principal Collections					$405,470,037.98
Principal Default Amounts					$0.00
Investor Interest Collections					$4,050,162.10

III. Collections

Interest
Investor Interest Collections					$4,050,162.10
Reserve Fund Investment Proceeds					$436.82
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$300,213.53

Available Investor Interest Collections					$4,350,812.45
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$4,350,812.45

Principal
Investor Principal Collections					$405,470,037.98
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$405,470,037.98

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$375,000,000.00	$375,000,000.00	$20,000,000.00
Note Interest Rate	2.12000%	N/A	2.41000%
LIBOR Rate	N/A	0.19920%	N/A
Spread	N/A	0.60000%	N/A

Days in Interest Period	30	33	30
Monthly Interest	$662,500.00	$274,725.00	$40,166.67

	Class C Notes	Class D Notes
Original Principal Outstanding	$75,000,000.00	$35,000,000.00
Note Interest Rate	2.61000%	2.96000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$163,125.00	$86,333.33

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$4,350,812.45

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$937,225.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$40,166.67
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$163,125.00
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$86,333.33
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$9,277.82
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,030,869.05
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$10,017.44
(17) Remainder released to holders of Depositor Interest			$2,073,798.14

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$405,470,037.98
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$405,470,037.98

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,650,754.06
Required Subordinated Amount	$121,650,754.06
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2011-1	$121,650,754.06

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.25
Total Amount Distributed Class A	$1.25

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.01
Total Amount Distributed Class B	$2.01

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.18
Total Amount Distributed Class C	$2.18

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.47
Total Amount Distributed Class D	$2.47

IX. Reserve Fund

Beginning of Collection Period Balance	$8,800,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$8,800,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$8,800,000.00

X. Memo Items

Excess Funding Amount 2011-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2011-2 Summary

I. Origination Information

Date of Origination					October 12, 2011
Expected Final Payment Date					September 15, 2013
Final Maturity Date					September 15, 2015

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$150,000,000.00	$800,000,000.00	$43,464,000.00	$62,092,000.00	$37,255,000.00
Note Interest rate	1.32%	One Month LIBOR plus 0.60% per year	1.87%	2.37%	2.86%

Total Original Principal Outstanding		$1,092,811,000.00

II. Series Allocations

Current Floating Investor Percentage					6.93641429%
Investor Principal Collections					$503,525,133.72
Principal Default Amounts					$0.00
Investor Interest Collections					$5,029,615.56

III. Collections

Interest
Investor Interest Collections					$5,029,615.56
Reserve Fund Investment Proceeds					$542.42
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$372,814.38

Available Investor Interest Collections					$5,402,972.36
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,402,972.36

Principal
Investor Principal Collections					$503,525,133.72
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$503,525,133.72

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$150,000,000.00	$800,000,000.00	$43,464,000.00
Note Interest Rate	1.32000%	N/A	1.87000%
LIBOR Rate	N/A	0.19920%	N/A
Spread	N/A	0.60000%	N/A

Days in Interest Period	30	33	30
Monthly Interest	$165,000.00	$586,080.00	$67,731.40

	Class C Notes	Class D Notes
Original Principal Outstanding	$62,092,000.00	$37,255,000.00
Note Interest Rate	2.37000%	2.86000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$122,631.70	$88,791.08

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,402,972.36

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$751,080.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$67,731.40
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$122,631.70
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$88,791.08
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$11,521.48
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$2,732,027.50
(12) Servicing Fees due Ford Credit			$1,280,164.81
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$1,677.85
(17) Remainder released to holders of Depositor Interest			$347,346.54

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$503,525,133.72
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$503,525,133.72

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,049,957.04
Required Subordinated Amount	$151,069,638.86
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2011-2	$151,069,638.86

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.79
Total Amount Distributed Class A	$0.79

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.56
Total Amount Distributed Class B	$1.56

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.98
Total Amount Distributed Class C	$1.98

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.38
Total Amount Distributed Class D	$2.38

IX. Reserve Fund

Beginning of Collection Period Balance	$10,928,110.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$10,928,110.00
Increases/(Decreases)	$0.00
Payment Date Balance	$10,928,110.00

X. Memo Items

Excess Funding Amount 2011-2	$0.00
Accumulation Period Reserve Account Balance	$2,732,027.50
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2012-1 Summary

I. Origination Information

Date of Origination				February 15, 2012
Expected Final Payment Date				January 15, 2014
Final Maturity Date				January 15, 2016

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$1,350,000,000.00	$61,765,000.00	$88,235,000.00	$52,941,000.00
Note Interest rate	One Month LIBOR plus 0.47% per year	One Month LIBOR plus 0.90% per year	One Month LIBOR plus 1.50% per year	One Month LIBOR plus 2.10% per year

Total Original Principal Outstanding	$1,552,941,000.00

II. Series Allocations

Current Floating Investor Percentage				9.85700376%
Investor Principal Collections				$715,535,279.83
Principal Default Amounts				$0.00
Investor Interest Collections				$7,147,344.06

III. Collections

Interest
Investor Interest Collections				$7,147,344.06
Reserve Fund Investment Proceeds				$770.82
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$529,788.53

Available Investor Interest Collections				$7,677,903.41
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$7,677,903.41

Principal
Investor Principal Collections				$715,535,279.83
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$715,535,279.83

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$1,350,000,000.00	$61,765,000.00
Note Interest Rate	0.66920%	1.09920%
LIBOR Rate	0.19920%	0.19920%
Spread	0.47000%	0.90000%

Days in Interest Period	33	33
Monthly Interest	$828,135.00	$62,234.41

	Class C Notes	Class D Notes
Original Principal Outstanding	$88,235,000.00	$52,941,000.00
Note Interest Rate	1.69920%	2.29920%
LIBOR Rate	0.19920%	0.19920%
Spread	1.50000%	2.10000%

Days in Interest Period	33	33
Monthly Interest	$137,434.84	$111,578.45

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$7,677,903.41

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$828,135.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$62,234.41
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$137,434.84
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$111,578.45
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$16,372.62
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,819,180.47
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$22,608.39
(17) Remainder released to holders of Depositor Interest			$4,680,359.23

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$715,535,279.83
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$715,535,279.83

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,913,095.07
Required Subordinated Amount	$214,677,776.89
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-1	$214,677,776.89

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.61
Total Amount Distributed Class A	$0.61

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.01
Total Amount Distributed Class B	$1.01

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.56
Total Amount Distributed Class C	$1.56

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.11
Total Amount Distributed Class D	$2.11

IX. Reserve Fund

Beginning of Collection Period Balance	$15,529,410.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$15,529,410.00
Increases/(Decreases)	$0.00
Payment Date Balance	$15,529,410.00

X. Memo Items

Excess Funding Amount 2012-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2012-2 Summary

I. Origination Information

Date of Origination				February 15, 2012
Expected Final Payment Date				January 15, 2017
Final Maturity Date				January 15, 2019

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate	1.92%	2.32%	2.86%	3.50%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor Percentage				4.74596901%
Investor Principal Collections				$344,517,293.76
Principal Default Amounts				$0.00
Investor Interest Collections				$3,441,316.88

III. Collections

Interest
Investor Interest Collections				$3,441,316.88
Reserve Fund Investment Proceeds				$371.14
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$255,083.59

Available Investor Interest Collections				$3,696,771.61
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$3,696,771.61

Principal
Investor Principal Collections				$344,517,293.76
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$344,517,293.76

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.92000%	2.32000%

Days in Interest Period	30	30
Monthly Interest	$1,040,000.00	$57,495.40

	Class C Notes	Class D Notes
Original Principal Outstanding	$42,484,000.00	$25,490,000.00
Note Interest Rate	2.86000%	3.50000%

Days in Interest Period	30	30
Monthly Interest	$101,253.53	$74,345.83

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,696,771.61

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,040,000.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$57,495.40
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$101,253.53
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$74,345.83
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$7,883.12
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$875,902.49
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$7,402.66
(17) Remainder released to holders of Depositor Interest			$1,532,488.58

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$344,517,293.76
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$344,517,293.76

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,402,602.58
Required Subordinated Amount	$103,363,466.22
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-2	$103,363,466.22

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.60
Total Amount Distributed Class A	$1.60

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.38
Total Amount Distributed Class C	$2.38

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.92
Total Amount Distributed Class D	$2.92

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount 2012-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2012-4 Summary

I. Origination Information

Date of Origination					September 19, 2012
Expected Final Payment Date					September 15, 2014
Final Maturity Date					September 16, 2019

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$725,000,000.00	$450,000,000.00	$53,758,000.00	$76,797,000.00	$46,078,000.00
Note Interest rate	0.74%	One Month LIBOR plus 0.35% per year	0.94%	1.39%	2.09%

Total Original Principal Outstanding		$1,351,633,000.00

II. Series Allocations

Current Floating Investor Percentage					8.57923873%
Investor Principal Collections					$622,780,322.55
Principal Default Amounts					$0.00
Investor Interest Collections					$6,220,832.67

III. Collections

Interest
Investor Interest Collections					$6,220,832.67
Reserve Fund Investment Proceeds					$670.91
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$461,111.96

Available Investor Interest Collections					$6,682,615.54
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$6,682,615.54

Principal
Investor Principal Collections					$622,780,322.55
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$622,780,322.55

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$725,000,000.00	$450,000,000.00	$53,758,000.00
Note Interest Rate	0.74000%	N/A	0.94000%
LIBOR Rate	N/A	0.19920%	N/A
Spread	N/A	0.35000%	N/A

Days in Interest Period	30	33	30
Monthly Interest	$447,083.33	$226,545.00	$42,110.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$76,797,000.00	$46,078,000.00
Note Interest Rate	1.39000%	2.09000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$88,956.53	$80,252.52

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$6,682,615.54

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$673,628.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$42,110.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$88,956.53
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$80,252.52
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$14,250.24
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,583,359.8
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$20,190.77
(17) Remainder released to holders of Depositor Interest			$4,179,866.92

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$622,780,322.55
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$622,780,322.55

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$2,535,470.08
Required Subordinated Amount	$186,849,060.99
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-4	$186,849,060.99

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.57
Total Amount Distributed Class A	$0.57

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.78
Total Amount Distributed Class B	$0.78

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.16
Total Amount Distributed Class C	$1.16

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.74
Total Amount Distributed Class D	$1.74

IX. Reserve Fund

Beginning of Collection Period Balance	$13,516,330.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$13,516,330.00
Increases/(Decreases)	$0.00
Payment Date Balance	$13,516,330.00

X. Memo Items

Excess Funding Amount 2012-4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2012-5 Summary

I. Origination Information

Date of Origination				September 19, 2012
Expected Final Payment Date				September 15, 2017
Final Maturity Date				September 16, 2019

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate	1.49%	1.69%	2.14%	2.73%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor Percentage				4.74596901%
Investor Principal Collections				$344,517,293.76
Principal Default Amounts				$0.00
Investor Interest Collections				$3,441,316.88

III. Collections

Interest
Investor Interest Collections				$3,441,316.88
Reserve Fund Investment Proceeds				$371.14
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$255,083.59

Available Investor Interest Collections				$3,696,771.61
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$3,696,771.61

Principal
Investor Principal Collections				$344,517,293.76
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$344,517,293.76

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.49000%	1.69000%

Days in Interest Period	30	30

Monthly Interest	$807,083.33	$41,882.43

	Class C Notes	Class D Notes
Original Principal Outstanding	42,484,000.00	25,490,000.00
Note Interest Rate	2.14000%	2.73000%

Days in Interest Period	30	30

Monthly Interest	$75,763.13	$57,989.75

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,696,771.61

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$807,083.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$41,882.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$75,763.13
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$57,989.75
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$7,883.12
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$875,902.49
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$8,798.57
(17) Remainder released to holders of Depositor Interest			$1,821,468.79

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$344,517,293.76
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$344,517,293.76

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$1,402,602.58
Required Subordinated Amount	$103,363,466.22
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-5	$103,363,466.22

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.24
Total Amount Distributed Class A	$1.24

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.41
Total Amount Distributed Class B	$1.41

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.78
Total Amount Distributed Class C	$1.78

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.28
Total Amount Distributed Class D	$2.28

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount 2012-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

Series 2013-1 Summary

I. Origination Information

Date of Origination					January 23, 2013
Expected Final Payment Date					January 15, 2016
Final Maturity Date					January 15, 2018

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00	$68,627,000.00	$98,039,000.00	$58,824,000.00
Note Interest rate	0.85%	One Month LIBOR plus 0.38% per year	1.12%	1.37%	1.82%

Total Original Principal Outstanding		$1,725,490,000.00

II. Series Allocations

Current Floating Investor Percentage					10.95222640%
Investor Principal Collections					$795,039,199.81
Principal Default Amounts					$0.00
Investor Interest Collections					$7,941,493.41

III. Collections

Interest
Investor Interest Collections					$7,941,493.41
Reserve Fund Investment Proceeds					$856.49
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$588,653.92

Available Investor Interest Collections					$8,531,003.82
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$8,531,003.82

Principal
Investor Principal Collections					$795,039,199.81
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$795,039,199.81

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00	$68,627,000.00
Note Interest Rate	0.85000%	N/A	1.12000%
LIBOR Rate	N/A	0.19920%	N/A
Spread	N/A	0.38000%	N/A
Days in Interst Period	30	33	30

Monthly Interest	$42,500,000.00	$477,840.00	$64,051.87

	Class C Notes	Class D Notes
Original Principal Outstanding	$98,039,000.00	$58,824,000.00
Note Interest Rate	1.37000%	1.82000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$111,927.86	$89,216.40

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$8,531,003.82

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$902,840.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$64,051.87
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$111,927.86
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$89,216.40
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$18,191.8
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$2,021,311.63
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$25,591.28
(17) Remainder released to holders of Depositor Interest			$5,297,872.98

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	5/1/2013 - 5/31/2013
Determination Date	6/13/2013
Payment Date	6/17/2013

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$795,039,199.81
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$795,039,199.81

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$3,236,772.31
Required Subordinated Amount	$238,530,863.22
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012-5	$238,530,863.22

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.6
Total Amount Distributed Class A	$0.6

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.93
Total Amount Distributed Class B	$0.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.14
Total Amount Distributed Class C	$1.14

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.52
Total Amount Distributed Class D	$1.52

IX. Reserve Fund

Beginning of Collection Period Balance	$17,254,900.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$17,254,900.00
Increases/(Decreases)	$0.00
Payment Date Balance	$17,254,900.00

X. Memo Items

Excess Funding Amount 2013-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount - This Period	$0.00
Controlled Accumulation Amount - Cumulative	$0.00